Consolidated Statements of Changes in Members' Equity and Stockholders' Equity - USD ($) $ in Thousands	Total	Class A [Member]	Class B [Member]	Members' Equity [Member]	Common Stock [Member] Class A [Member]	Common Stock [Member] Class B [Member]	Additional Paid-in capital [Member]	Retained Earnings [Member]	Non-Controlling Interests [Member]
Beginning Balance at Dec. 31, 2022	$ 75,929			$ 42,729					$ 33,200
Contributions	889								889
Non-cash equity contribution	225								225
Net income	37,720			23,902					13,818
Distributions	(54,904)			(38,422)					(16,482)
Net income (loss) attributable to non-controlling interest	13,818
Ending Balance at Dec. 31, 2023	59,859			28,209					31,650
Contributions	428								428
Net income	7,095			2,786					4,309
Distributions	(10,809)			(7,130)					(3,679)
Net income (loss) attributable to non-controlling interest	4,309
Ending Balance at Mar. 31, 2024	56,573			23,865					32,708
Beginning Balance at Dec. 31, 2023	59,859			28,209					31,650
Net income	(71,033)
Net income prior to Corporate Reorganization	39,110			22,760					16,350
Contributions prior to Corporate Reorganization	2,107								2,107
Distributions prior to Corporate Reorganization	(50,329)			(36,050)					(14,279)
Non-cash equity contribution prior to Corporate Reorganization	4,989								4,989
Conversion of non-controlling interest into Guardian Pharmacy, LLC common units				34,169					(34,169)
Conversion of Restricted Interest Unit awards into Guardian Pharmacy, LLC common units	142,498			142,498
Conversion of Class B Common Stock to Class A Common Stock (Shares)						54,094,232
Conversion of Class B Common Stock to Class A Common Stock				$ (191,586)		$ 54	$ 9,185	$ 182,347
Issuance of Class A common stock, net of costs (Shares)					9,200,000
Issuance of Class A common stock, net of costs	106,762				$ 9		106,753
Payments to Class B common stock stockholders of $1.02 per share	(55,176)							(55,176)
Recognition of deferred tax asset, net from Corporate Reorganization	5,973						5,973
Net income (loss) attributable to Guardian Pharmacy Services, Inc.	(110,047)	$ (16,261)	$ (93,786)					(110,047)
Share-based compensation forfeitures (Shares)						(7,074)
Net income (loss) attributable to non-controlling interest	16,254
Share-based compensation forfeitures	(1)						(1)
Net income (loss) attributable to non-controlling interest subsequent to Corporate Reorganization	(96)								(96)
Contributions Subsequent To Corporate Reorganization	651								651
Non-cash equity contribution subsequent to Corporate Reorganization	286								286
Distributions Subsequent To Corporate Reorganization	(184)								(184)
Equity-based compensation subsequent to Corporate Reorganization	3,574						3,574
Ending Balance at Dec. 31, 2024	149,976				$ 9	$ 54	125,484	17,124	7,305
Ending Balance (Shares) at Dec. 31, 2024					9,200,000	54,087,158
Contributions	135								135
Net income	9,273
Distributions	(135)								(135)
Conversion of Class B Common Stock to Class A Common Stock (Shares)					13,519,946	(13,519,946)
Conversion of Class B Common Stock to Class A Common Stock					$ 14	$ (14)
Net income (loss) attributable to Guardian Pharmacy Services, Inc.	9,448	$ 1,490	$ 7,958					9,448
Share-based compensation forfeitures (Shares)						(516)
Net income (loss) attributable to non-controlling interest	(175)								(175)
Share-based compensation forfeitures	(1)						(1)
Share-based compensation expense	3,969						3,969
Ending Balance at Mar. 31, 2025	$ 163,217				$ 23	$ 40	$ 129,452	$ 26,572	$ 7,130
Ending Balance (Shares) at Mar. 31, 2025					22,719,946	40,566,696